Summary of Significant Accounting Policies (Schedule of Trade Receivable) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Summary of trade receivables, net
Trade receivables	$ 1,687	$ 1,591
Allowance for doubtful accounts	(63)	(41)	$ (16)	$ (16)
Total trade receivables, net	$ 1,624	$ 1,550